INCOME TAXES - Income tax reforms (Details)	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Provisional Effect of Tax Cuts and Jobs Act of 2017
Statutory federal income tax rate	21.00%	21.00%	21.00%